Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ 279	$ 265	$ 60
Net actuarial gains (losses) on plan assets	(150)	20	207
Changes in asset ceiling excluding interest income		1
Net remeasurement gains (losses) recognized in OCI	129	286	267
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	15	42	3
Net remeasurement gains (losses) recognized in OCI	$ 15	$ 42	$ 3